Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2017	2016
WiFi equipment	3 Years	$8,711,424	$8,367,678
Vehicles	5 Years	-	43,246
Office and other equipment	3 – 5 Years	170,242	416,434
Construction-in-progress	-	2,166,452	2,652,288
		11,048,118	11,479,646
Less: accumulated depreciation		(6,003,246)	(3,708,619)
		$5,044,872	$7,771,027